Fair Value Measurement - Additional Information (Detail) $ in Thousands	May 31, 2023 USD ($) yr
Fair Value Measurements [Line Items]
Amount transfer from level 1 to level 2 | $	$ 0
Minimum [Member] | Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	53.9
Minimum [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	13
Minimum [Member] | Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	1.6
Maximum [Member] | Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	96.8
Maximum [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	21
Maximum [Member] | Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	5.6